Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$540,697.46

Principal:
Principal Collections	$7,180,840.28
Prepayments in Full	$2,982,284.22
Liquidation Proceeds	$130,131.17
Recoveries	$68,138.82
Sub Total	$10,361,394.49
Collections	$10,902,091.95

Purchase Amounts:
Purchase Amounts Related to Principal	$316,769.40
Purchase Amounts Related to Interest	$2,014.30
Sub Total	$318,783.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,220,875.65

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$11,220,875.65
Servicing Fee	$120,230.59	$120,230.59	$0.00	$0.00	$11,100,645.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,100,645.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,100,645.06
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,100,645.06
Interest - Class A-4 Notes	$99,808.80	$99,808.80	$0.00	$0.00	$11,000,836.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,000,836.26
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$10,922,580.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,922,580.84
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$10,865,157.51
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,865,157.51
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$10,792,932.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,792,932.51
Regular Principal Payment	$9,537,214.08	$9,537,214.08	$0.00	$0.00	$1,255,718.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,255,718.43
Residuel Released to Depositor	$0.00	$1,255,718.43	$0.00	$0.00	$0.00
Total		$11,220,875.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,537,214.08
Total					$9,537,214.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,537,214.08	$65.96	$99,808.80	$0.69	$9,637,022.88	$66.65
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$9,537,214.08	$8.75	$307,712.55	$0.28	$9,844,926.63	$9.03

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$55,707,239.53	0.3852506	$46,170,025.45	0.3192948
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$130,557,239.53	0.1197498	$121,020,025.45	0.1110021

Pool Information
Weighted Average APR	4.523%	4.520%
Weighted Average Remaining Term	22.73	21.93
Number of Receivables Outstanding	16,225	15,663
Pool Balance	$144,276,703.40	$133,570,130.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$130,557,239.53	$121,020,025.45
Pool Factor	0.1202306	0.1113085

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$12,550,104.56
Targeted Overcollateralization Amount	$12,550,104.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,550,104.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	43

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		71	$96,548.17
(Recoveries)		113	$68,138.82
Net Losses for Current Collection Period			$28,409.35
Cumulative Net Losses Last Collection Period			$8,483,876.79
Cumulative Net Losses for all Collection Periods			$8,512,286.14

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.24%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.10%	387	$4,143,266.40
61-90 Days Delinquent	0.41%	47	$549,413.65
91-120 Days Delinquent	0.19%	17	$248,467.40
Over 120 Days Delinquent	0.62%	66	$824,020.97
Total Delinquent Receivables	4.32%	517	$5,765,168.42

Repossession Inventory:
Repossessed in the Current Collection Period		9	$85,229.78
Total Repossessed Inventory		12	$150,331.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			(0.0610)%
Preceding Collection Period			0.5749%
Current Collection Period			0.2454%
Three Month Average			0.2531%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7125%
Preceding Collection Period			0.7889%
Current Collection Period			0.8300%
Three Month Average			0.7771%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer